John Hancock Retirement Living Portfolios

Class R6
► Retirement Living through 2055 Portfolio	JLKTX
► Retirement Living through 2050 Portfolio	JLKRX
► Retirement Living through 2045 Portfolio	JLJIX
► Retirement Living through 2040 Portfolio	JLIIX
► Retirement Living through 2035 Portfolio	JLHIX
► Retirement Living through 2030 Portfolio	JLFIX
► Retirement Living through 2025 Portfolio	JLEIX
► Retirement Living through 2020 Portfolio	JLDIX
► Retirement Living through 2015 Portfolio	JLBJX
► Retirement Living through 2010 Portfolio	JLAIX

Prospectus
1-1-15, as revised 4-8-15

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Fund summary
The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance, and investment management.

2	Retirement Living through 2055 Portfolio
8	Retirement Living through 2050 Portfolio
15	Retirement Living through 2045 Portfolio
22	Retirement Living through 2040 Portfolio
29	Retirement Living through 2035 Portfolio
36	Retirement Living through 2030 Portfolio
43	Retirement Living through 2025 Portfolio
50	Retirement Living through 2020 Portfolio
57	Retirement Living through 2015 Portfolio
64	Retirement Living through 2010 Portfolio
Fund details
More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

71	Principal investment strategies
72	Other permitted investments
72	Principal risks of investing in the funds of funds
75	Principal risks of investing in the underlying funds
81	Who's who
84	Financial highlights
88	Underlying fund information
Your account
How to place an order to buy, sell, or exchange shares, as well as information about the business policies and any distributions that may be paid.

98	Who can buy shares
98	Opening an account
99	Buying shares
100	Selling shares
102	Transaction policies
104	Dividends and account policies
105	Additional investor services
For more information See back cover

Fund summary

John Hancock

Retirement Living through 2055 Portfolio

Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	Class R6
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.07
Other expenses [1]	2.62
Acquired fund fees and expenses [1]	0.76
Total annual fund operating expenses [2]	3.45
Contractual expense reimbursement [3],4,5	–2.77
Total annual fund operating expenses after expense reimbursements	0.68
[1]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]

The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4]

The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]

The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	69
3 years	800

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from March 26, 2014, to August 31, 2014, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

2	Retirement Living through 2055 Portfolio—Fund summary

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2055.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2055 Portfolio, which is designed for investors planning to retire around the year 2055, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

Retirement Living through 2055 Portfolio—Fund summary 3

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments

4	Retirement Living through 2055 Portfolio—Fund summary

could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk.  There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Retirement Living through 2055 Portfolio—Fund summary 5

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund has less than a full calendar year of performance, there is no past performance to report.

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Subadvisor consultant QS Investors, LLC*

*Effective February 18, 2014, QS Investors, LLC will no longer serve as subadvisor consultant to the funds.

6	Retirement Living through 2055 Portfolio—Fund summary

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since inception	Marcelle Daher, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since inception	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since inception
Nathan Thooft, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since inception

Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors with the following exceptions: (1) there is no minimum initial investment requirement for qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; and (2) there is no minimum investment requirement for: (i) Trustees, (ii) employees of the advisor or its affiliates, and (iii) members of the fund's portfolio management team. There are no minimum investment requirements for subsequent purchases to existing accounts. You may redeem shares of the fund on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 888-972-8696.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Retirement Living through 2055 Portfolio—Fund summary 7

Fund summary

John Hancock

Retirement Living through 2050 Portfolio

Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	Class R6
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.14
Acquired fund fees and expenses [2]	0.76
Total annual fund operating expenses [3]	0.96
Contractual expense reimbursement [4],5,6	– 0.29
Total annual fund operating expenses after expense reimbursements	0.67
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]

The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]

The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]

The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	68
3 years	277
5 years	503
10 years	1,152

8	Retirement Living through 2050 Portfolio—Fund summary

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2050 Portfolio, which is designed for investors planning to retire around the year 2050, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

Retirement Living through 2050 Portfolio—Fund summary 9

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

10	Retirement Living through 2050 Portfolio—Fund summary

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk.  There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Retirement Living through 2050 Portfolio—Fund summary 11

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

12	Retirement Living through 2050 Portfolio—Fund summary

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, and 95%/5% from December 1, 2007, to the date of this prospectus.  This custom benchmark reflects the combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively.  In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 29, 2011, is the inception date of the oldest class of shares, Class 1 shares. Class R6 shares of the fund commenced operations on March 1, 2012. The returns prior to that date reflect the historical performance of Class 1 shares. Returns for Class R6 shares would have been substantially similar to returns of Class 1 shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns—Class R6 (%)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.95%.

Best quarter: Q1 '12, 11.94%

Worst quarter: Q2 '12, –4.24%

Average annual total returns (%)	1 year	Inception
As of 12-31-13		04-29-11
Class R6 before tax	24.05	9.08
After tax on distributions	22.42	8.03
After tax on distributions, with sale	13.90	6.67
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	–2.02	3.06
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39	14.63
S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	30.45	14.07
Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	26.50	10.78

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Subadvisor consultant QS Investors, LLC*

*Effective February 18, 2014, QS Investors, LLC will no longer serve as subadvisor consultant to the funds.

Retirement Living through 2050 Portfolio—Fund summary 13

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since inception	Marcelle Daher, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since inception	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since inception
Nathan Thooft, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since inception

Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors with the following exceptions: (1) there is no minimum initial investment requirement for qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; and (2) there is no minimum investment requirement for: (i) Trustees, (ii) employees of the advisor or its affiliates, and (iii) members of the fund's portfolio management team. There are no minimum investment requirements for subsequent purchases to existing accounts. You may redeem shares of the fund on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 888-972-8696.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

14	Retirement Living through 2050 Portfolio—Fund summary

Fund summary

John Hancock

Retirement Living through 2045 Portfolio

Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	Class R6
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.07
Acquired fund fees and expenses [2]	0.76
Total annual fund operating expenses [3]	0.89
Contractual expense reimbursement [4],5	– 0.22
Total annual fund operating expenses after expense reimbursements	0.67
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]

The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]

The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	68
3 years	262
5 years	472
10 years	1,076

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Retirement Living through 2045 Portfolio—Fund summary 15

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2045 Portfolio, which is designed for investors planning to retire around the year 2045, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

16	Retirement Living through 2045 Portfolio—Fund summary

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments

Retirement Living through 2045 Portfolio—Fund summary 17

could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk.  There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

18	Retirement Living through 2045 Portfolio—Fund summary

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset

Retirement Living through 2045 Portfolio—Fund summary 19

allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, and 95%/5% from December 1, 2007, to the date of this prospectus.  This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively.  In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.  Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns—Class R6 (%)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 4.00%.

Best quarter: Q2 '09, 20.57%

Worst quarter: Q4 '08, –23.53%

Average annual total returns (%)	1 year	5 year	Inception
As of 12-31-13			10-30-06
Class R6 before tax	23.84	15.69	4.51
After tax on distributions	22.01	14.82	3.73
After tax on distributions, with sale	13.90	12.56	3.41
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	–2.02	4.44	4.93
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39	17.94	6.47
S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	30.45	17.30	6.47
Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	26.50	16.71	6.02

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Subadvisor consultant QS Investors, LLC*

*Effective February 18, 2014, QS Investors, LLC will no longer serve as subadvisor consultant to the funds.

20	Retirement Living through 2045 Portfolio—Fund summary

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010	Marcelle Daher, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010
Nathan Thooft, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013

Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors with the following exceptions: (1) there is no minimum initial investment requirement for qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; and (2) there is no minimum investment requirement for: (i) Trustees, (ii) employees of the advisor or its affiliates, and (iii) members of the fund's portfolio management team. There are no minimum investment requirements for subsequent purchases to existing accounts. You may redeem shares of the fund on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 888-972-8696.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Retirement Living through 2045 Portfolio—Fund summary 21

Fund summary

John Hancock

Retirement Living through 2040 Portfolio

Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	Class R6
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.06
Acquired fund fees and expenses [2]	0.76
Total annual fund operating expenses [3]	0.88
Contractual expense reimbursement [4],5	– 0.22
Total annual fund operating expenses after expense reimbursements	0.66
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]

The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]

The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	67
3 years	259
5 years	466
10 years	1,064

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

22	Retirement Living through 2040 Portfolio—Fund summary

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2040 Portfolio, which is designed for investors planning to retire around the year 2040, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

Retirement Living through 2040 Portfolio—Fund summary 23

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments

24	Retirement Living through 2040 Portfolio—Fund summary

could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk.  There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Retirement Living through 2040 Portfolio—Fund summary 25

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 67% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset

26	Retirement Living through 2040 Portfolio—Fund summary

allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, 95%/5% from December 1, 2007, to the date of this prospectus.  This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively.  In future years, it will roll down in accordance with the annual roll-down of the glide parth described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.  Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns—Class R6 (%)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.97%.

Best quarter: Q2 '09, 20.56%

Worst quarter: Q4 '08, –23.39%

Average annual total returns (%)	1 year	5 year	Inception
As of 12-31-13			10-30-06
Class R6 before tax	23.93	15.71	4.53
After tax on distributions	22.13	14.87	3.77
After tax on distributions, with sale	13.93	12.57	3.42
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	–2.02	4.44	4.93
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39	17.94	6.47
S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	30.45	17.30	6.47
Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	26.50	16.71	6.02

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Subadvisor consultant QS Investors, LLC*

*Effective February 18, 2014, QS Investors, LLC will no longer serve as subadvisor consultant to the funds.

Retirement Living through 2040 Portfolio—Fund summary 27

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010	Marcelle Daher, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010
Nathan Thooft, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013

Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors with the following exceptions: (1) there is no minimum initial investment requirement for qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; and (2) there is no minimum investment requirement for: (i) Trustees, (ii) employees of the advisor or its affiliates, and (iii) members of the fund's portfolio management team. There are no minimum investment requirements for subsequent purchases to existing accounts. You may redeem shares of the fund on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 888-972-8696.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

28	Retirement Living through 2040 Portfolio—Fund summary

Fund summary

John Hancock

Retirement Living through 2035 Portfolio

Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	Class R6
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.06
Acquired fund fees and expenses [2]	0.76
Total annual fund operating expenses [3]	0.88
Contractual expense reimbursement [4],5	– 0.23
Total annual fund operating expenses after expense reimbursements	0.65
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]

The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]

The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	66
3 years	258
5 years	465
10 years	1,063

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Retirement Living through 2035 Portfolio—Fund summary 29

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2035 Portfolio, which is designed for investors planning to retire around the year 2035, currently has a target asset allocation of 92% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

30	Retirement Living through 2035 Portfolio—Fund summary

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments

Retirement Living through 2035 Portfolio—Fund summary 31

could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk.  There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

32	Retirement Living through 2035 Portfolio—Fund summary

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 65% Russell 3000 Index, 28% MSCI ACWI ex-US Index, 6% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset

Retirement Living through 2035 Portfolio—Fund summary 33

allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 98% S&P 500 Index/2% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007, 95%/5% from December 1, 2007, to November 30, 2012, 94%/6% from December 1, 2012, to November 30, 2013, and 93%/7% from December 1, 2013, to the date of this prospectus.  This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively.  In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.  Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns—Class R6 (%)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.95%.

Best quarter: Q2 '09, 20.54%

Worst quarter: Q4 '08, –23.41%

Average annual total returns (%)	1 year	5 year	Inception
As of 12-31-13			10-30-06
Class R6 before tax	23.65	15.76	4.61
After tax on distributions	21.86	14.94	3.89
After tax on distributions, with sale	13.77	12.62	3.50
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	–2.02	4.44	4.93
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39	17.94	6.47
S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	30.03	17.22	6.42
Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	26.16	16.64	5.96

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Subadvisor consultant QS Investors, LLC*

*Effective February 18, 2014, QS Investors, LLC will no longer serve as subadvisor consultant to the funds.

34	Retirement Living through 2035 Portfolio—Fund summary

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010	Marcelle Daher, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010
Nathan Thooft, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013

Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors with the following exceptions: (1) there is no minimum initial investment requirement for qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; and (2) there is no minimum investment requirement for: (i) Trustees, (ii) employees of the advisor or its affiliates, and (iii) members of the fund's portfolio management team. There are no minimum investment requirements for subsequent purchases to existing accounts. You may redeem shares of the fund on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 888-972-8696.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Retirement Living through 2035 Portfolio—Fund summary 35

Fund summary

John Hancock

Retirement Living through 2030 Portfolio

Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	Class R6
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.06
Acquired fund fees and expenses [2]	0.76
Total annual fund operating expenses [3]	0.88
Contractual expense reimbursement [4],5	– 0.23
Total annual fund operating expenses after expense reimbursements	0.65
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]

The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]

The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	66
3 years	258
5 years	465
10 years	1,063

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

36	Retirement Living through 2030 Portfolio—Fund summary

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2030 Portfolio, which is designed for investors planning to retire around the year 2030, currently has a target asset allocation of 85% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

Retirement Living through 2030 Portfolio—Fund summary 37

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments

38	Retirement Living through 2030 Portfolio—Fund summary

could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk.  There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Retirement Living through 2030 Portfolio—Fund summary 39

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 60% Russell 3000 Index, 26% MSCI ACWI ex-US Index, 11% Barclays U.S. Aggregate Bond Index, and 3% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target

40	Retirement Living through 2030 Portfolio—Fund summary

asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 95% S&P 500 Index/5% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 94%/6% from December 1, 2007, to November 30, 2008; 93%/7% from December 1, 2008, to November 30, 2009; 92%/8% from December 1, 2009, to November 30, 2010; 91%/9% from December 1, 2010, to November 30, 2011; 89%/11% from December 1, 2011, to November 30, 2012; 88%/12% from December 1, 2012, to November 30, 2013, and 86%/14% from December 1, 2013, to the date of this propsectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.  Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns—Class R6 (%)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 4.13%.

Best quarter: Q2 '09, 20.44%

Worst quarter: Q4 '08, –23.26%

Average annual total returns (%)	1 year	5 year	Inception
As of 12-31-13			10-30-06
Class R6 before tax	22.11	15.50	4.48
After tax on distributions	20.30	14.63	3.70
After tax on distributions, with sale	12.87	12.35	3.35
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	–2.02	4.44	4.93
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39	17.94	6.47
S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	27.70	16.58	6.09
Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	24.29	16.17	5.72

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Subadvisor consultant QS Investors, LLC*

*Effective February 18, 2014, QS Investors, LLC will no longer serve as subadvisor consultant to the funds.

Retirement Living through 2030 Portfolio—Fund summary 41

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010	Marcelle Daher, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010
Nathan Thooft, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013

Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors with the following exceptions: (1) there is no minimum initial investment requirement for qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; and (2) there is no minimum investment requirement for: (i) Trustees, (ii) employees of the advisor or its affiliates, and (iii) members of the fund's portfolio management team. There are no minimum investment requirements for subsequent purchases to existing accounts. You may redeem shares of the fund on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 888-972-8696.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

42	Retirement Living through 2030 Portfolio—Fund summary

Fund summary

John Hancock

Retirement Living through 2025 Portfolio

Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	Class R6
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.06
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	0.87
Contractual expense reimbursement [4],5	– 0.23
Total annual fund operating expenses after expense reimbursements	0.64
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]

The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]

The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	65
3 years	255
5 years	460
10 years	1,051

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Retirement Living through 2025 Portfolio—Fund summary 43

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2025 Portfolio, which is designed for investors planning to retire around the year 2025, currently has a target asset allocation of 74% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

44	Retirement Living through 2025 Portfolio—Fund summary

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments

Retirement Living through 2025 Portfolio—Fund summary 45

could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk.  There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

46	Retirement Living through 2025 Portfolio—Fund summary

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 54% Russell 3000 Index, 23% MSCI ACWI ex-US Index, 18% Barclays U.S. Aggregate Bond Index, and 5% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target

Retirement Living through 2025 Portfolio—Fund summary 47

asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 89% S&P 500 Index/11% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 88%/12% from December 1, 2007, to November 30, 2008; 86%/14% from December 1, 2008, to November 30, 2009; 85%/15% from December 1, 2009, to November 30, 2010; 83%/ 17% from December 1, 2010, to November 30, 2011; 81%/19% from December 1, 2011, to November 30, 2012; 79%/21% from December 1, 2012, to November 30, 2013; and 77%/23% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.  Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns—Class R6 (%)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 4.09%.

Best quarter: Q2 '09, 20.04%

Worst quarter: Q4 '08, –22.28%

Average annual total returns (%)	1 year	5 year	Inception
As of 12-31-13			10-30-06
Class R6 before tax	19.76	14.99	4.47
After tax on distributions	17.93	14.05	3.62
After tax on distributions, with sale	11.50	11.86	3.29
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	–2.02	4.44	4.93
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39	17.94	6.47
S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	24.34	15.51	5.89
Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	21.57	15.40	5.64

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Subadvisor consultant QS Investors, LLC*

*Effective February 18, 2014, QS Investors, LLC will no longer serve as subadvisor consultant to the funds.

48	Retirement Living through 2025 Portfolio—Fund summary

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010	Marcelle Daher, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010
Nathan Thooft, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013

Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors with the following exceptions: (1) there is no minimum initial investment requirement for qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; and (2) there is no minimum investment requirement for: (i) Trustees, (ii) employees of the advisor or its affiliates, and (iii) members of the fund's portfolio management team. There are no minimum investment requirements for subsequent purchases to existing accounts. You may redeem shares of the fund on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 888-972-8696.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Retirement Living through 2025 Portfolio—Fund summary 49

Fund summary

John Hancock

Retirement Living through 2020 Portfolio

Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	Class R6
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.05
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	0.86
Contractual expense reimbursement [4],5	– 0.24
Total annual fund operating expenses after expense reimbursements	0.62
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]

The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]

The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	63
3 years	250
5 years	453
10 years	1,039

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

50	Retirement Living through 2020 Portfolio—Fund summary

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2020 Portfolio, which is designed for investors planning to retire around the year 2020, currently has a target asset allocation of 62% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

Retirement Living through 2020 Portfolio—Fund summary 51

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments

52	Retirement Living through 2020 Portfolio—Fund summary

could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk.  There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Retirement Living through 2020 Portfolio—Fund summary 53

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 46% Russell 3000 Index, 19% MSCI ACWI ex-US Index, 28% Barclays U.S. Aggregate Bond Index, and 7% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target

54	Retirement Living through 2020 Portfolio—Fund summary

asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 81% S&P 500 Index/19% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 79%/21% from December 1, 2007, to November 30, 2008; 77%/23% from December 1, 2008, to November 30, 2009; 74%/26% from December 1, 2009, to November 30, 2010; 72%/ 28% from December 1, 2010, to November 30, 2011; 70%/30% from December 1, 2011, to November 30, 2012;67%/33% from December 1, 2012, to November 30, 2013; and 65%/35% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.  Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns—Class R6 (%)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 4.11%.

Best quarter: Q2 '09, 19.33%

Worst quarter: Q4 '08, –20.86%

Average annual total returns (%)	1 year	5 year	Inception
As of 12-31-13			10-30-06
Class R6 before tax	16.49	14.23	4.44
After tax on distributions	14.54	13.12	3.43
After tax on distributions, with sale	9.69	11.14	3.19
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	–2.02	4.44	4.93
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39	17.94	6.47
S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	19.97	14.06	5.66
Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	18.02	14.36	5.59

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Subadvisor consultant QS Investors, LLC*

*Effective February 18, 2014, QS Investors, LLC will no longer serve as subadvisor consultant to the funds.

Retirement Living through 2020 Portfolio—Fund summary 55

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010	Marcelle Daher, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010
Nathan Thooft, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013

Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors with the following exceptions: (1) there is no minimum initial investment requirement for qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; and (2) there is no minimum investment requirement for: (i) Trustees, (ii) employees of the advisor or its affiliates, and (iii) members of the fund's portfolio management team. There are no minimum investment requirements for subsequent purchases to existing accounts. You may redeem shares of the fund on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 888-972-8696.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

56	Retirement Living through 2020 Portfolio—Fund summary

Fund summary

John Hancock

Retirement Living through 2015 Portfolio

Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	Class R6
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.07
Acquired fund fees and expenses [2]	0.74
Total annual fund operating expenses [3]	0.87
Contractual expense reimbursement [4],5	– 0.26
Total annual fund operating expenses after expense reimbursements	0.61
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]

The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]

The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	62
3 years	252
5 years	457
10 years	1,049

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Retirement Living through 2015 Portfolio—Fund summary 57

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2015 Portfolio, which is designed for investors planning to retire around the year 2015, currently has a target asset allocation of 52% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

58	Retirement Living through 2015 Portfolio—Fund summary

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments

Retirement Living through 2015 Portfolio—Fund summary 59

could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

60	Retirement Living through 2015 Portfolio—Fund summary

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 38% Russell 3000 Index, 16% MSCI ACWI ex-US Index, 37% Barclays U.S. Aggregate Bond Index, and 9% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target

Retirement Living through 2015 Portfolio—Fund summary 61

asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 70% S&P 500 Index/30% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 67%/33% from December 1, 2007, to November 30, 2008; 65%/35% from December 1, 2008, to November 30, 2009; 62%/38% from December 1, 2009, to November 30, 2010; 60%/ 40% from December 1, 2010, to November 30, 2011; 58%/42% from December 1, 2011, to November 30, 2012; 56%/44% from December 1, 2012, to November 30, 2013; and 54%/46% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.  Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns—Class R6 (%)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.93%.

Best quarter: Q2 '09, 17.87%

Worst quarter: Q4 '08, –19.49%

Average annual total returns (%)	1 year	5 year	Inception
As of 12-31-13			10-30-06
Class R6 before tax	13.58	13.27	4.22
After tax on distributions	11.56	12.02	3.04
After tax on distributions, with sale	8.10	10.23	2.90
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	–2.02	4.44	4.93
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39	17.94	6.47
S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	16.08	12.54	5.59
Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	14.36	12.98	5.50

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Subadvisor consultant QS Investors, LLC*

*Effective February 18, 2014, QS Investors, LLC will no longer serve as subadvisor consultant to the funds.

62	Retirement Living through 2015 Portfolio—Fund summary

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010	Marcelle Daher, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010
Nathan Thooft, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013

Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors with the following exceptions: (1) there is no minimum initial investment requirement for qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; and (2) there is no minimum investment requirement for: (i) Trustees, (ii) employees of the advisor or its affiliates, and (iii) members of the fund's portfolio management team. There are no minimum investment requirements for subsequent purchases to existing accounts. You may redeem shares of the fund on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 888-972-8696.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Retirement Living through 2015 Portfolio—Fund summary 63

Fund summary

John Hancock

Retirement Living through 2010 Portfolio

Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	Class R6
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.08
Acquired fund fees and expenses [2]	0.74
Total annual fund operating expenses [3]	0.88
Contractual expense reimbursement [4],5,6	– 0.29
Total annual fund operating expenses after expense reimbursements	0.59
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]

The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]

The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]

The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	60
3 years	252
5 years	459
10 years	1,058

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are

64	Retirement Living through 2010 Portfolio—Fund summary

held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors who were expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2010 Portfolio, which is designed for investors who were planning to retire around the year 2010, currently has a target asset allocation of 43.75% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Living Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed-income, but may invest outside these target allocations to protect the fund or help it achieve its investment objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its investment objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes, including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities, and below-investment-grade securities (i.e., junk bonds). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures, and options, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.

Retirement Living through 2010 Portfolio—Fund summary 65

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Living Portfolios with more distant target dates, fixed-income risks are more prevalent in this fund than in these other target date funds.  In addition to fixed-income securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investment, be sure to read the additional descriptions of these risks beginning on page 72 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

66	Retirement Living through 2010 Portfolio—Fund summary

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk.  There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Retirement Living through 2010 Portfolio—Fund summary 67

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of broad-based market indexes is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

68	Retirement Living through 2010 Portfolio—Fund summary

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index This custom blended benchmark currently comprises 32% Russell 3000 Index, 13% MSCI ACWI ex-US Index, 44% Barclays U.S. Aggregate Bond Index, and 11% Bank of America Merrill Lynch High Yield Master II Index. Over time, the custom blended benchmark adjusts to reflect the fund's target asset allocation. Prior to January 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the custom blended benchmark.

S&P 500 Index/Barclays U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 58% S&P 500 Index/42% Barclays U.S. Aggregate Bond Index for the period from the fund's inception to November 30, 2007; 56%/44% from December 1, 2007, to November 30, 2008; 54%/46% from December 1, 2008, to November 30, 2009; 52%/48% from December 1, 2009, to November 30, 2010; 50%/ 50% from December 1, 2010, to November 30, 2011; 47.5%/52.5% from December 1, 2011, to November 30, 2012; 46.25%/53.75% from December 1, 2012, to November 30, 2013; and 45%/55% from December 1, 2013, to the date of this prospectus. This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.  Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns—Class R6 (%)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 3.90%.

Best quarter: Q2 '09, 16.26%

Worst quarter: Q4 '08, –17.30%

Average annual total returns (%)	1 year	5 year	Inception
As of 12-31-13			10-30-06
Class R6 before tax	11.14	12.29	4.12
After tax on distributions	8.79	10.76	2.73
After tax on distributions, with sale	6.88	9.44	2.82
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	–2.02	4.44	4.93
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39	17.94	6.47
S&P 500 Index/Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	12.75	11.18	5.52
Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	12.11	12.28	5.75

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Subadvisor consultant QS Investors, LLC*

*Effective February 18, 2014, QS Investors, LLC will no longer serve as subadvisor consultant to the funds.

Retirement Living through 2010 Portfolio—Fund summary 69

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010	Marcelle Daher, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2010
Nathan Thooft, CFA Managing Director, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio Manager of the fund since 2013

Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors with the following exceptions: (1) there is no minimum initial investment requirement for qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; and (2) there is no minimum investment requirement for: (i) Trustees, (ii) employees of the advisor or its affiliates, and (iii) members of the fund's portfolio management team. There are no minimum investment requirements for subsequent purchases to existing accounts. You may redeem shares of the fund on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 888-972-8696.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

70	Retirement Living through 2010 Portfolio—Fund summary

Fund details

Unless otherwise noted, in this section, references to a single fund apply equally to all of the funds.

Principal investment strategies

Investment objective: The fund seeks high total return through the fund's target date, with a greater focus on income beyond the target date.  Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

The Board of Trustees can change the fund's investment objective and strategy without shareholder approval.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy based on investors' expected retirement date (see the charts in each preceding "Fund Summary").

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. Each John Hancock Retirement Living Portfolio is designed for investors planning to retire around the designated year and has a target asset allocation reflecting this designation. A fund with a closer target retirement date will have a greater exposure to underlying funds primarily invested in fixed-income securities than will a John Hancock Retirement Living Portfolio with a more distant target retirement date. Over time, the fund's asset allocation strategy will change according to a predetermined "glide path" shown in the "Fund summary." As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined "glide path" shown in the chart in the preceding "Fund summary." The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as "target" allocations because they do not reflect active decisions made by the subadvisors to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The portfolio has a target allocation to underlying funds for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective.

Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective. Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The advisor believes the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

Within the prescribed percentage allocation, the portfolio managers select the percentage level to be maintained in specific underlying funds. The portfolio managers may from time to time adjust the percent of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes, to adjust the overall credit quality or duration of fixed-income securities held by the underlying funds or to rebalance the allocation to underlying funds. Adjustments may also be made to increase or reduce the percentage of the fund's assets subject to the management of a particular underlying fund's subadvisor or to reflect fundamental changes in the investment environment. To maintain target allocations in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from the target.

The fund may invest in exchange-traded funds (ETFs), the securities of other investment companies and may make direct investments in other types of investments, such as U.S. government securities and derivatives including credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may directly invest in exchange-traded notes (ETNs).

The fund may invest in various underlying funds that as a group hold a wide range of equity-type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging-market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders.

Retirement Living Portfolios—Fund details 71

There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

Temporary defensive investing

The fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the subadvisors determine that market, economic, political, or other conditions warrant a defensive posture.

To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.

Other permitted investments

A fund of funds may directly:

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purchase U.S. government securities and short-term paper.

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purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies," as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).

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purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the advisor is not the same as, or affiliated with, the advisor to the fund, including ETFs.

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purchase ETNs.

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invest in domestic and foreign equity securities, which may include common and preferred stocks of large-, medium-, and small-capitalization companies in both developed (including the United States) and emerging markets.

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invest in domestic and foreign fixed-income securities, which may include debt securities of governments throughout the world (including the United States), their agencies, and instrumentalities, debt securities of corporations and supranationals; inflation-protected securitie;, convertible bonds; mortgage-backed securities; asset-backed securities; and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed markets (including the United States) and emerging markets and may include fixed-income securities rated below investment grade.

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purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in Section 12 of the 1940 Act.

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Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, such as hedge funds.

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make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

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invest in qualified publicly traded partnerships and other publicly traded partnerships that at the time of investment the advisor believes will primarily generate only income for purposes of qualifying as a regulated investment company under the Internal Revenue Code of 1986, as amended, including such publicly traded partnerships that invest principally in commodities or commodity-linked derivatives (with the prior approval of the advisor's Complex Securities Committee).

The funds may use various investment strategies such as hedging and other related transactions. For example, a fund may use derivative instruments (such as options, futures, and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular security or securities market. The funds may also purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments, including those linked to physical commodities. Please refer to "Hedging and other strategic transactions risk" in the Statement of Additional Information (SAI).

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute qualifying income to a regulated investment company, no fund is permitted to invest directly in such instruments unless the subadvisors obtain prior written approval from the advisor's Complex Securities Committee. See "Additional information concerning taxes" in the SAI.

Principal risks of investing in the funds of funds

Unless otherwise noted, in this section, references to a single fund apply equally to all of the funds.

Below are descriptions of the main factors that may play a role in shaping the fund's overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund's Statement of Additional Information (SAI).

Active management risk

The fund is subject to management risk because it relies on the subadvisors' ability to pursue the fund's objective. The subadvisors will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadvisors to choose securities that perform better than securities that are included in the benchmark.

72	Retirement Living Portfolios—Fund details

Cybersecurity risk

Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a subadvisor, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Economic and market events risk

Events in the financials sector historically have resulted, and may result from time to time, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; financial distress in the U.S. auto industry; credit and liquidity issues involving certain money market mutual funds; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits, debt crises in the eurozone; and S&P's downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected, and it is uncertain when these conditions will recur. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

In addition to financial market volatility, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

Exchange-traded funds (ETFs) risk

ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile, and ETFs have management fees that increase their costs.

Exchange-traded notes (ETNs) risk

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity; level of supply and demand for the ETN; volatility and lack of liquidity in underlying commodities or securities markets; changes in the applicable interest rates; changes in the issuer's credit rating; and economic, legal, political, or geographic events that affect the referenced commodity or security. The fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the fund holds its investment in an ETN until maturity, the issuer will give the fund a cash amount that would be equal to the principal amount (subject to the day's index factor). ETNs are also subject to counterparty credit risk and fixed-income risk.

Fund of funds risk

The fund's ability to achieve its investment objective will depend largely on the ability of the subadvisors to select the appropriate mix of underlying funds. In addition, achieving the fund's objective will depend on the performance of the underlying funds, which depends on the underlying funds' ability to meet their investment objectives. There can be no assurance that either the fund or the underlying funds will achieve their investment objectives.

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds that invest in fixed-income securities (including, in some cases, high-yield securities) and equity securities, including foreign securities, and engages in hedging and other

Retirement Living Portfolios—Fund details 73

strategic transactions. To the extent that the fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As the fund's asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

The fund's investment in underlying funds may result in layering of fees.

Hedging, derivatives, and other strategic transactions risk

The ability of the fund to utilize hedging, derivatives, and other strategic transactions successfully will depend in part on the subadvisors' ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund's securities. Even if the subadvisors only use hedging and other strategic transactions in the fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to the fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed the fund's initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of the fund to various securities, markets, and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the fund uses derivatives for leverage, investments in the fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes the fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadvisors intend to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent the fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, the subadvisors may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

74	Retirement Living Portfolios—Fund details

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

Lifecycle risk

There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk

The target allocation chart illustrates the fund's target allocation between equity and fixed-income securities. When the fund has a greater asset mix of equity securities, it will be less conservative and have more equity securities risk exposure. These risks are explained under "Equity securities risk." Over time, as the fund gets closer to its target date, its asset mix becomes more conservative as it contains more fixed-income and short-term fixed-income securities. The risks associated with fixed-income and short-term fixed-income securities are explained under "Interest-rate risk," "Credit and counterparty risk," and "Lower-rated fixed-income securities risk and high-yield securities risk." The fund's transformation reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the fund may be a primary source of income for an investor after retirement.

Principal risks of investing in the underlying funds

By owning shares of underlying funds, the fund indirectly invests, to varying degrees, in equity securities of U.S. companies, including small- and medium-sized companies, and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives. To the extent that the fund invests directly in these securities or investments, the fund will be subject to the same risks. In this section, an underlying fund is referred to as a fund.

Active management risk

A fund that relies on the manager's ability to pursue the fund's investment objective is subject to active management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions from its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the manager to choose securities that perform better than securities that are included in the benchmark.

Commodity risk

The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than nonconvertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than the company's common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see "Hedging, derivatives, and other strategic transactions risk"), or a borrower of a fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed- income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic, or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a portfolio manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card

Retirement Living Portfolios—Fund details 75

receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody's Investors Service, Inc. (Moody's) or BB or lower by Standard & Poor's Ratings Services (S&P)), at the time of investment, or determined by a subadvisor to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: Their issuers' continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While portfolio managers monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Cybersecurity risk

Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a subadvisor, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Economic and market events risk

Events in the financials sector historically have resulted, and may result from time to time, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; financial distress in the U.S. auto industry; credit and liquidity issues involving certain money market mutual funds; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; debt crises in the eurozone; and S&P's downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected, and it is uncertain when these conditions will recur. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

In addition to financial market volatility, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility which could negatively impact a fund's performance. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on a fund.

Political turmoil within the United States and abroad may also impact a fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality, or blue chip, equity securities, or

76	Retirement Living Portfolios—Fund details

securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

A fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a portfolio manager believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a portfolio manager believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. A fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the portfolio manager to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the portfolio manager investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A fund's strategy of investing in value stocks also carries the risk that in certain markets, value stocks will underperform growth stocks.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risk: (1) interest-rate risk and (2) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed- income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody's or BBB by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Prepayment of principal risk. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, for lesser-developed countries, nationalization, expropriation, or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country); political changes; or diplomatic developments could adversely affect a fund's investments. In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the United States.

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with emerging- market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include:

Retirement Living Portfolios—Fund details 77

high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different from that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions successfully will depend in part on the portfolio manager's ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund's securities. Even if a portfolio manager only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to the fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of the fund to various securities, markets, and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in the fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments a fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments

78	Retirement Living Portfolios—Fund details

owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadvisors intend to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. A fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a portfolio manager may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions that a fund may utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk

When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and others factors affecting that industry or sector.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund's performance will likely decrease as the fund's asset size increases, which could reduce the fund's returns. IPOs may not be consistently available to a fund for investing, particularly as the fund's asset base grows. IPO shares are frequently volatile in price due to the absence of a prior public market, the small number of shares available for trading, and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity risk

A fund is exposed to liquidity risk when reduced trading volume, a relative lack of market makers, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous market price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market's growth. As a result, dealer inventories of corporate bonds, which indicate the ability to "make markets," i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.

Lower-rated fixed-income securities risk and high-yield securities risk

Lower-rated fixed-income securities are defined as securities rated below investment grade (such as Ba and below by Moody's and BB and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments

Retirement Living Portfolios—Fund details 79

will not be made. Issuers of these securities may even go into default or become bankrupt.

Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market's perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

Dependence on manager's own credit analysis. While a manager may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the manager's evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under "Foreign securities risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates, and unemployment, as well as exchange-rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than are customarily associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller- or medium-sized market capitalizations. Market capitalizations of companies change over time. A fund may not be obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies, or its instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments that are, in effect, a pass-through of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on a fund's mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic, and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if a fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

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Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through types of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations (CMOs). A fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not diversified within the meaning of the Investment Company Act of 1940. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market, and other risks associated with a non-diversified fund's investment strategies or techniques may be more pronounced than for funds that are diversified.

Who's who

The following are the names of the various entities involved with each fund's investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee each fund's business activities and retain the services of the various firms that carry out the funds' operations.

Investment advisor

Manages the funds' business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Effective January 1, 2014, John Hancock Advisers, LLC (JHA) replaced John Hancock Investment Management Services, LLC (JHIMS) as the funds' investment advisor. JHIMS and JHA have identical officers, directors, and other personnel, and share common facilities and resources. In this prospectus, depending on the context, the terms advisor and investment advisor refer either to JHA in its current capacity as the funds' investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014.

Founded in 1968, the advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.

John Hancock is one of the most recognized and respected names in the financial services industry. The advisor's parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2014, the advisor had total assets under management of approximately $125.7 billion.

Subject to general oversight by the Board of Trustees, the advisor manages and supervises the investment operations and business affairs of the funds. The advisor selects, contracts with and compensates one or more subadvisors to manage on a day-to-day basis all or a portion of the funds' portfolio assets subject to oversight by the advisor. The advisor is responsible for overseeing and implementing the funds' investment programs and provides a variety of advisory oversight and investment research services. The advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes) and coordinates and oversees services provided under other agreements.

The advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the advisor, among other things: (i) monitors the compliance of the subadvisors with the investment objectives and related policies of the funds; (ii) reviews the performance of the subadvisors; and (iii) reports periodically on such performance to the Board of Trustees.  The advisor employs a team of investment professionals who provide these research and monitoring services.

The funds rely on an order from the Securities and Exchange Commission (SEC) permitting the advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. The funds, therefore, are able to change subadvisors or the fees paid to a subadvisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the advisor to appoint a subadvisor that is an affiliate of the advisor or the funds (other than by reason of serving as a subadvisor to a fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.

Management fees

Each fund pays the advisor a management fee for its services to the fund. The management fee has two components: (1) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets).

The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the net assets of the fund

Retirement Living Portfolios—Fund details 81

(together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule.

Advisory fee on assets invested in a fund of JHF II and JHF III

Aggregate net assets of the fund (%)
First $7.5 billion	0.060
Excess over $7.5 billion	0.050

The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Advisory fee on other assets

Aggregate net assets of the fund (%)
First $7.5 billion	0.510
Excess over $7.5 billion	0.500

During their most recent fiscal year, the funds paid to the investment advisor management fees, including any waivers or reimbursements, as follows:

Retirement Living through 2055 Portfolio: 0.00%

Retirement Living through 2050 Portfolio: 0.00%

Retirement Living through 2045 Portfolio: 0.04%

Retirement Living through 2040 Portfolio: 0.04%

Retirement Living through 2035 Portfolio: 0.05%

Retirement Living through 2030 Portfolio: 0.05%

Retirement Living through 2025 Portfolio: 0.05%

Retirement Living through 2020 Portfolio: 0.05%

Retirement Living through 2015 Portfolio: 0.04%

Retirement Living through 2010 Portfolio: 0.03%

Out of these fees, the investment advisor in turn pays the fees of the subadvisors.

The basis for the Trustees' approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreements, is discussed in each fund's most recent shareholder report for the period ended August 31.

Additional information about fund expenses

Each fund's annual operating expenses will likely vary throughout the period and from year to year. Each fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The advisor has contractually agreed to reduce its management fee and/or make payment to each fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective February 18, 2015, the advisor has contractually agreed to waive its advisory fees and/or reduce expenses by 0.002% of each fund's average net assets. This expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The advisor voluntarily agrees to waive its advisory fee for each Retirement Living Portfolio so that the aggregate advisory fee retained by the advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the fund's first $7.5 billion of average annual net assets and 0.50% of the fund's average annual net assets in excess of $7.5 billion. The advisor may terminate this voluntary waiver at any time upon notice to the Trust.

The advisor has voluntarily agreed to reduce its management fee for each fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.10% of the average annual net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) Rule 12b-1 fees, (g) transfer agent fees and service fees, (h) underlying fund expenses (acquired fund fees), and (i) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the advisor on notice to the fund.

Subadvisors

Handle the funds' day-to-day portfolio management.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation (MFC). As of October 31, 2014, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited had approximately $106.7 billion in assets under management.

82	Retirement Living Portfolios—Fund details

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
197 Clarendon Street
Boston, MA 02116

John Hancock Asset Management a division of Manulife Asset Management (US) LLC provides investment advisory services to individual and institutional investors. John Hancock Asset Management a division of Manulife Asset Management (US) LLC is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2014, had total assets under management of approximately $165.9 billion.

The following are brief biographical profiles of the leaders of this subadvisor's investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of each fund's portfolio. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the funds, see the SAI.

Robert Boyda

■

Senior Managing Director and Senior Portfolio Manager

■

Portfolio Manager of the fund since 2010

■

Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2010. Formerly, Senior Vice President of the advisor (1997–2010) and Vice President and Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (2009–2010)

Marcelle Daher, CFA

■

Managing Director of Asset Allocation, Portfolio Solutions Group (PSG)

■

Joined the fund team in 2013

■

Vice President and Director of Investments, Investment Management Services, John Hancock Financial (2008–2011)

■

Began business career in 1999

Steve Medina, CFA

■

Senior Managing Director and Senior Portfolio Manager

■

Portfolio Manager of the fund since 2010

■

Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2010. Formerly, Senior Vice President of the advisor (1998–2010) and Vice President and Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (2009–2010)

Nathan Thooft, CFA

■

Managing Director of Asset Allocation, Portfolio Solutions Group (PSG)

■

Joined the fund team in 2013

■

Vice President and Director of Investments, Investment Management Services, John Hancock Financial (2008–2011)

■

Began business career in 2000

Subadvisor consultant

QS Investors, LLC (QS Investors)
880 Third Avenue, 7th Floor
New York, NY 10022

■

Provides consulting services to the advisor*

■

Provides investment advisory services to retail and institutional clients

■

As of November 30, 2014, had total assets under management of approximately $20.7 billion

*Effective February 18, 2014, QS Investors, LLC will no longer serve as subadvisor consultant to the funds.

Custodian

Holds the funds' assets, settles all portfolio trades, and collects most of the valuation data required for calculating the funds' net asset value.

State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Principal distributor

Markets the funds and distributes shares through selling brokers, financial planners, and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Retirement Living Portfolios—Fund details 83

Financial highlights

These tables detail the financial performance of Class R6 shares, including total return information showing how much an investment in a fund has increased or decreased each period (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single fund share.

The financial statements of the funds as of August 31, 2014, have been audited by PricewaterhouseCoopers LLP (PwC), the funds' independent registered public accounting firm. The report of PwC, along with the funds' financial statements in the funds' annual report for the fiscal year ended August 31, 2014, has been incorporated by reference into the SAI. Copies of the funds' most recent annual report are available upon request.

Retirement Living through 2055 Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period($)	Net investment income (loss) ($)[1,2]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
08-31-2014[6]	10.00	—	[7]	0.67	0.67	—	—	—	—	10.67	6.70	[8]	23.05	[9]	0.10	[9]	0.09	[9]	106	24

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% - 0.1.26% for the period ended 8-31-14.

6	Period from 3-26-14 (commencement of operations) to 8-31-14.
7	Less than $0.005 per share.
8	Not annualized.
9	Annualized.

Retirement Living through 2050 Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
08-31-2014	10.76	0.08	2.07	2.15	(0.15)	(0.28)	—	(0.43)	12.48	20.29		2.34		0.11		0.64		1,223	10
08-31-2013	9.53	0.12	1.37	1.49	(0.13)	(0.13)	—	(0.26)	10.76	15.85		8.30		0.11		1.17		253	16
08-31-2012[6]	9.52	0.01	—	0.01	—	—	—	—	9.53	0.11	[7]	16.75	[8]	0.11	[8]	0.10	[7]	100	67	[9]

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% - 1.26%, 0.50%-1.29%, and 0.51%-1.47% for the periods ended 8-31-14, 8-31-13, and 8-31-12, respectively.

6	The inception date for Class R6 shares is 3-1-12.
7	Not annualized.
8	Annualized.
9	Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

84	Retirement Living Portfolios—Fund details

Retirement Living through 2045 Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[1]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
08-31-2014	10.70	0.14	2.01	2.15	(0.15)	(0.35)	—	(0.50)	12.35	20.46	0.70	0.08	1.19	1,496	14
08-31-2013	9.93	0.09	1.39	1.48	(0.13)	(0.58)	—	(0.71)	10.70	15.72	1.22	0.09	0.87	1,885	15
08-31-2012[6]	9.27	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.25	16.83	0.09	1.35	107	70

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52%-1.26%, 0.50%-1.29%, and 0.51%-1.47% for the periods ended 8-31-14, 8-31-13, and 8-31-12, respectively.

6	The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2040 Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[1]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
08-31-2014	10.76	0.14	2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.42	20.34	0.70	0.08	1.16	1,232	14
08-31-2013	9.93	0.07	1.42	1.49	(0.13)	(0.53)	—	(0.66)	10.76	15.73	1.12	0.09	0.69	2,168	14
08-31-2012[6]	9.27	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.24	16.85	0.10	1.35	107	69

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52%-1.26%, 0.50%-1.29%, and 0.51%-1.47% for the periods ended 8-31-14, 8-31-13, and 8-31-12, respectively.

6	The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2035 Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[1]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
08-31-2014	10.84	0.16	1.99	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.20	0.51	0.08	1.37	1,178	14
08-31-2013	9.97	0.07	1.41	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.62	0.71	0.09	0.71	3,720	15
08-31-2012[6]	9.31	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22	16.85	0.09	1.36	107	70

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Retirement Living Portfolios—Fund details 85

5

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% -1.26%, 0.50%-1.29%, 0.51%-1.47%, 0.48%-1.14% and 0.48%-1.17% for the periods ended 8-31-14, 8-31-13, and 8-31-12, respectively.

6	The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2030 Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[1]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
08-31-2014	10.64	0.17	1.86	2.03	(0.17)	(0.31)	—	(0.48)	12.19	19.47	0.32	0.08	1.44	2,554	15
08-31-2013	9.85	0.07	1.31	1.38	(0.16)	(0.43)	—	(0.59)	10.64	14.57	0.48	0.08	0.66	6,446	15
08-31-2012[6]	9.20	0.15	0.69	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.36	16.91	0.09	1.60	107	69

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52%-1.26%, 0.50%-1.29%, and 0.51%-1.47% for the periods ended 8-31-14, 8-31-13, and 8-31-12, respectively.

6	The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2025 Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[1]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
08-31-2014	10.63	0.21	1.66	1.87	(0.19)	(0.29)	—	(0.48)	12.02	17.97	0.29	0.08	1.84	1,067	15
08-31-2013	9.90	0.09	1.17	1.26	(0.18)	(0.35)	—	(0.53)	10.63	13.16	0.43	0.08	0.88	9,211	17
08-31-2012[6]	9.26	0.18	0.68	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51	18.84	0.09	1.95	107	66

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52%-1.26%, 0.50%-1.29%, and 0.51%-1.47% for the periods ended 8-31-14, 8-31-13, and 8-31-12, respectively.

6	The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2020 Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[1]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
08-31-2014	10.53	0.23	1.45	1.68	(0.23)	(0.29)	—	(0.52)	11.69	16.35	0.30	0.08	2.06	1,745	17
08-31-2013	10.01	0.11	0.96	1.07	(0.21)	(0.34)	—	(0.55)	10.53	11.14	0.46	0.08	1.11	7,360	18
08-31-2012[6]	9.40	0.23	0.65	0.88	(0.22)	(0.05)	—	(0.27)	10.01	9.59	16.95	0.09	2.38	106	63

86	Retirement Living Portfolios—Fund details

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% - 1.26%, 0.50%-1.29%, and 0.51%-1.47% for the periods ended 8-31-14, 8-31-13, and 8-31-12, respectively.

6	The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2015 Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[1]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class R6
08-31-2014	10.45	0.27	1.20	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.46	0.50	0.08	2.48	656	20
08-31-2013	9.97	0.16	0.75	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.40	0.65	0.09	1.53	4,406	20
08-31-2012[6]	9.40	0.27	0.61	0.88	(0.26)	(0.05)	—	(0.31)	9.97	9.67	15.61	0.09	2.80	106	59

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% - 1.26%, 0.50%-1.29%, and 0.51%-1.47% for the periods ended 8-31-14, 8-31-13, and 8-31-12, respectively.

6	The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2010 Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[1]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R6
08-31-2014	9.99	0.27	0.98	1.25	(0.27)	(0.37)	—	(0.64)	10.60	12.97	0.58	0.09	2.57	506	23
08-31-2013	10.13	0.15	0.61	0.76	(0.29)	(0.61)	—	(0.90)	9.99	7.92	0.96	0.09	1.58	3,149	18
08-31-2012[6]	9.60	0.30	0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.63	16.98	0.10	3.12	106	55

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% - 1.26%, 0.50%-1.29%, and 0.51%-1.47% for the periods ended 8-31-14, 8-31-13, and 8-31-12, respectively.

6	The inception date for Class R6 shares is 9-1-11.

Retirement Living Portfolios—Fund details 87

Underlying fund information

The funds invest primarily in underlying funds. Therefore, each fund's investment performance is directly related to the investment performance of the underlying funds. Information regarding the underlying funds is available in the applicable underlying fund's prospectus and SAI. This prospectus is not an offer for any of the underlying funds. For copies of the prospectuses of the John Hancock underlying funds, which contain this and other information, visit our website at jhinvestments.com.

As of October 31, 2014, the funds allocated assets to the underlying funds stated below.

Retirement Living through 2055 Portfolio
Underlying fund:	Subadvisor:
Absolutre Return Currency Fund	First Quadrant, L.P.
Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Asia Pacific Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
Core Bond Fund	Wells Capital Management, Inc.
Core High Yield Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global Absolute Return Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global Income Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Opportunities Fund	Baillie Gifford
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Natural Resources Fund	Jennison Associates LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	Robeco Investment Management, Inc.
Short Duration Credit Opportunities Fund	Stone Harbor Investment Partners LP
Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Value Fund	Wellington Management Company, LLP
Small Company Growth Fund	Invesco Advisers, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC

88	Retirement Living Portfolios—Fund details

U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

Retirement Living through 2050 Portfolio
Underlying fund:	Subadvisor:
Absolute Return Currency Fund	First Quadrant, L.P.
Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Asia Pacific Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Dimensional Fund Advisors LP
Core Bond Fund	Wells Capital Management, Inc.
Core High Yield Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Emerging Markets Debt Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Equity-Income Fund	T. Rowe Price Associates, Inc.
Financial Industries Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global Absolute Return Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global Income Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Opportunities Fund	Baillie Gifford
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, LLC
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Natural Resources Fund	Jennison Associates LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	Robeco Investment Management, Inc.
Science & Technology Fund	T. Rowe Price Associates, Inc.; Allianz GI
Short Duration Credit Opportunities Fund	Stone Harbor Investment Partners LP
Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Value Fund	Wellington Management Company, LLP
Small Company Growth Fund	Invesco Advisers, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

Retirement Living Portfolios—Fund details 89

Retirement Living through 2045 Portfolio
Underlying fund:	Subadvisor:
Absolute Return Currency Fund	First Quadrant, L.P.
Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
Asia Pacific Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Dimensional Fund Advisors LP
Core Bond Fund	Wells Capital Management, Inc.
Core High Yield Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Emerging Markets Debt Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Equity-Income Fund	T. Rowe Price Associates, Inc.
Financial Industries Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global Absolute Return Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global Income Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Opportunities Fund	Baillie Gifford
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, LLC
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Natural Resources Fund	Jennison Associates LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	Robeco Investment Management, Inc.
Science & Technology Fund	T. Rowe Price Associates, Inc.; Allianz GI
Short Duration Credit Opportunities Fund	Stone Harbor Investment Partners LP
Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Value Fund	Wellington Management Company, LLP
Small Company Growth Fund	Invesco Advisers, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

90	Retirement Living Portfolios—Fund details

Retirement Living through 2040 Portfolio
Underlying fund:	Subadvisor:
Absolute Return Currency Fund	First Quadrant, L.P.
Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Asia Pacific Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Dimensional Fund Advisors LP
Core Bond Fund	Wells Capital Management, Inc.
Core High Yield Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Emerging Markets Debt Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Equity-Income Fund	T. Rowe Price Associates, Inc.
Financial Industries Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global Absolute Return Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global Income Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Opportunities Fund	Baillie Gifford
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, LLC
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Natural Resources Fund	Jennison Associates LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	Robeco Investment Management, Inc.
Science & Technology Fund	T. Rowe Price Associates, Inc.; Allianz GI
Short Duration Credit Opportunities	Stone Harbor Investment Partners LP
Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Value Fund	Wellington Management Company, LLP
Small Company Growth Fund	Invesco Advisers, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

Retirement Living Portfolios—Fund details 91

Retirement Living through 2035 Portfolio
Underlying fund:	Subadvisor:
Absolute Return Currency Fund	First Quadrant, L.P.
Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
Asia Pacific Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Dimensional Fund Advisors LP
Core Bond Fund	Wells Capital Management, Inc.
Core High Yield Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Emerging Markets Debt Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Equity-Income Fund	T. Rowe Price Associates, Inc.
Financial Industries Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global Absolute Return Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global Income Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Opportunities Fund	Baillie Gifford
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, LLC
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Natural Resources Fund	Jennison Associates LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	Robeco Investment Management, Inc.
Science & Technology Fund	T. Rowe Price Associates, Inc.; Allianz GI
Short Duration Credit Opportunities Fund	Stone Harbor Investment Partners LP
Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Value Fund	Wellington Management Company, LLP
Small Company Growth Fund	Invesco Advisers, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

92	Retirement Living Portfolios—Fund details

Retirement Living through 2030 Portfolio
Underlying fund:	Subadvisor:
Absolute Return Currency Fund	First Quadrant, L.P.
Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Asia Pacific Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Dimensional Fund Advisors LP
Core Bond Fund	Wells Capital Management, Inc.
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Emerging Markets Debt Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Equity-Income Fund	T. Rowe Price Associates, Inc.
Financial Industries Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global Absolute Return Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global Income Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Global Short Duration Credit Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Health Sciences Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Opportunities Fund	Baillie Gifford
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, LLC
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Natural Resources Fund	Jennison Associates LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	Robeco Investment Management, Inc.
Science & Technology Fund	T. Rowe Price Associates, Inc.; Allianz GI
Short Duration Credit Opportunities Fund	Stone Harbor Investment Partners LP
Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Value Fund	Wellington Management Company, LP
Small Company Growth Fund	Invesco Advisers, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

Retirement Living Portfolios—Fund details 93

Retirement Living through 2025 Portfolio
Underlying fund:	Subadvisor:
Absolute Return Currency Fund	First Quadrant, L.P.
Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Asia Pacific Total Return Bond FUnd	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Dimensional Fund Advisors LP
Core Bond Fund	Wells Capital Management, Inc.
Currency Strategies Fund	First Quadrant, L.P.
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Emerging Markets Debt Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Equity-Income Fund	T. Rowe Price Associates, Inc.
Financial Industries Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Value Fund	Davis Selected Advisers, L.P.
Global Absolute Return Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global Income Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Global Short Duration Credit Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Health Sciences Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Opportunities Fund	Baillie Gifford
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, LLC
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Natural Resources Fund	Jennison Associates LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	Robeco Investment Management, Inc.
Science & Technology Fund	T. Rowe Price Associates, Inc.; Allianz GI
Short Duration Credit Opportunities Fund	Stone Harbor Investment Partners LP
Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Value Fund	Wellington Management Company, LLP
Small Company Growth Fund	Invesco Advisers, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.

94	Retirement Living Portfolios—Fund details

Value Fund	Invesco Advisers, Inc.

Retirement Living through 2020 Portfolio
Underlying fund:	Subadvisor:
Absolute Return Currency Fund	First Quadrant, L.P.
Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Asia Pacific Total Return Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Dimensional Fund Advisors LP
Core Bond Fund	Wells Capital Management, Inc.
Currency Strategies Fund	First Quadrant, L.P.
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Emerging Markets Debt Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Value Fund	Davis Selected Advisers, L.P.
Global Absolute Return Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global Income Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Opportunities	Baillie Gifford
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, LLC
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Natural Resources Fund	Jennison Associates LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	Robeco Investment Management, Inc.
Science & Technology Fund	Allianz Global Investors; T. Rowe Price Associates, Inc.
Short Duration Credit Opportunities Fund	Stone Harbor Investment Partners LP
Small Cap Growth Fund	Wellington Management Company, LLP
Small Company Growth	Invesco Advisers, Inc.
Small Cap Value Fund	Wellington Management Company, LLP
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

Retirement Living Portfolios—Fund details 95

Retirement Living through 2015 Portfolio
Underlying fund:	Subadvisor:
Absolute Return Currency Fund	First Quadrant, L.P.
Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Asia Pacific Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Dimensional Fund Advisors LP
Core Bond Fund	Wells Capital Management, Inc.
Currency Strategies Fund	First Quadrant, L.P.
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Emerging Markets Debt Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Value Fund	Davis Selected Advisers, L.P.
Global Absolute Return Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global High Yield Fund	Stone Harbor Investment Partners LP
Global Income Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Global Short Duration Credit Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Health Sciences Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Opportunities	Baillie Gifford
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, LLC
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Natural Resources Fund	Wellington Management Company, LLP; RS Investment Management Co. LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	Robeco Investment Management, Inc.
Science & Technology Fund	Allianz Global Investors; T. Rowe Price Associates, Inc.
Short Duration Credit Opportunities Fund	Stone Harbor Investment Partners LP
Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Value Fund	Wellington Management Company, LP
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

96	Retirement Living Portfolios—Fund details

Retirement Living through 2010 Portfolio
Underlying fund:	Subadvisor:
Absolute Return Currency Fund	First Quadrant, L.P.
Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
Asia Pacific Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Dimensional Fund Advisors LP
Core Bond Fund	Wells Capital Management, Inc.
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Emerging Markets Debt Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global Absolute Return Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Global Income Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company
International Growth Opportunities Fund	Baillie Gifford & Co.
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Natural Resources Fund	Jennison Associates LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	Robeco Investment Management, Inc.
Science & Technology Fund	Allianz Global Investors; T. Rowe Price Associates, Inc.
Short Duration Credit Opportunities Fund	Stone Harbor Investment Partners LP
Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Value Fund	Wellington Management Company, LP
Small Company Growth Fund	Invesco Advisers, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

Retirement Living Portfolios—Fund details 97

Your account

Who can buy shares

Class R6 shares are offered without any sales charge and are generally made available to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class R6 shares. (See "Opening an account.")

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Qualified 401(a) plans (including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans) (collectively, qualified plans)

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Endowment funds and foundations

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Any state, county, or city, or its instrumentality, department, authority, or agency

■

457 plans, including 457(a) governmental entity plans and tax-exempt plans

■

Accounts registered to insurance companies, trust companies, and bank trust departments

■

Investment companies, both affiliated and not affiliated with the advisor

■

Any entity that is considered a corporation for tax purposes, including corporate nonqualified deferred compensation plans of such corporations

■

Fund Trustees and other individuals who are affiliated with the fund and other John Hancock funds

Class R6 shares may not be available through certain investment dealers.

The availability of Class R6 shares for qualified plan investors will depend upon the policies of your financial intermediary and/or the recordkeeper for your qualified plan.

Class R6 shares also are generally available only to qualified plan investors where plan level or omnibus accounts are held on the books of the fund.

Class R6 shares are not available to retail non-retirement accounts, Traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, and 529 college savings plans.

Class R6 shares are also not available to retail, advisory fee-based wrap programs, or advisor-sold, donor-advised funds.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Each fund is designed so that it can qualify as a qualified default investment alternative (QDIA) within the meaning of the regulations promulgated by the U.S. Department of Labor for accounts held by retirement plans subject to ERISA. Your retirement plan fiduciary, and not the funds or their investment advisor, is responsible for determining whether the fund qualifies as a QDIA.

Additional payments to financial intermediaries

No dealer compensation is paid from fund assets on sales of Class R6 shares. Class R6 shares do not carry sales commissions, pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in the distributor's efforts to promote the sale of the fund's shares, sometimes referred to as revenue sharing. Neither the fund nor its affiliates make any type of administrative or service payments in connection with investments in Class R6 shares.

Opening an account

1

Read this prospectus carefully.

2

Determine if you are eligible by referring to "Who can buy shares."

3

Determine how much you want to invest. The minimum initial investment is $1 million for all investors, with the following exceptions:

■

There is no minimum initial investment requirement for qualified and non-qualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment.

■

There is no minimum investment requirement for (i) Trustees, (ii) employees of the advisor or its afiliates, and (iii) members of the fund's portfolio management team.
There are no minimum investment requirements for subsequent purchases to existing accounts.

4

All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 888-972-8696.

5

Make your initial investment using the instructions on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

When you open an account, you will be asked for the name of the entity, its principal place of business, and taxpayer identification number (TIN), and you may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth, and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments, or partnership agreements, and other information that will help Signature Services identify the entity. Please see the mutual fund account application for more details.

98	Retirement Living Portfolios—Your account

Buying shares

Opening an account	Adding to an account
By check

■

Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

■

Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■

Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

■

If your account statement has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.

■

Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Signature Services to request an exchange.

■

Log on to the website below to process exchanges between funds.

■

Call EASI-Line for account balance, fund inquiry, and transaction processing on some account types.

■

You may exchange Class R6 shares for other Class R6 shares or John Hancock Money Market Fund Class A shares.

■

Call your financial representative or Signature Services to request an exchange.

By wire

■

Deliver your completed application to your financial representative or mail it to Signature Services.

■

Obtain your account number by calling your financial representative or Signature Services.

■

Obtain wiring instructions by calling Signature Services.

■

Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■

Obtain wiring instructions by calling Signature Services.

■

Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
■ See "By exchange" and "By wire."

■

Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

■

Complete the "To purchase, exchange, or redeem shares via telephone" and "Bank information" sections on your account application.

■

Call EASI-Line for account balance, fund inquiry, and transaction processing on some account types.

■

Call your financial representative or call Signature Services between
8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Regular mail John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express delivery John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021	Website jhinvestments.com	EASI-Line (24/7 automated service) 800-597-1897	Signature Services, Inc. 888-972-8696

Retirement Living Portfolios—Your account 99

Selling shares

To sell some or all of your shares
By letter
■ Sales of any amount

■

Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.

■

Include all signatures and any additional documents that may be required (see the next page).

■

Mail the materials to Signature Services (address below).

■

A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

■

Certain requests will require a Medallion signature guarantee. Please refer to "Selling shares in writing" on the next page.

By phone

Amounts up to $5 million:

■

Available to the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; and group retirement plans

■

Call EASI-Line for account balance, general fund inquiry, and transaction processing on some account types.

■

Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

■

To place your request with a representative at John Hancock, call Signature Services between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days, or your financial representative.

■

Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion signature guaranteed letter is provided requesting payment by check. Please refer to "Selling shares in writing."

By wire or electronic funds transfer (EFT)
■ Requests by letter to sell any amount ■ Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges)

■

To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

■

Amounts of $5 million or more will be wired on the next business day.

■

Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
■ Sales of any amount

■

Obtain a current prospectus for the fund into which you are exchanging by accessing the fund's website, or by calling your financial representative or Signature Services.

■

Call EASI-Line for account balance, general fund inquiry, and transaction processing on some account types.

■

You may only exchange Class R6 shares for other Class R6 shares or John Hancock Money Market Fund Class A shares.

■

Call your financial representative or Signature Services to request an exchange.

Regular mail John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express delivery John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021	Website jhinvestments.com	EASI-Line (24/7 automated service) 800-597-1897	Signature Services, Inc. 888-972-8696

100	Retirement Living Portfolios—Your account

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■

your address of record has changed within the past 30 days;

■

you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

■

you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; and group retirement plans; or

■

you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)

■

Letter of instruction

■

On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered

■

Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts

■

Letter of instruction

■

Corporate business/organization resolution, certified within the past 12 months, or a John Hancock business/organization certification form

■

On the letter and the resolution, the signature of the person(s) authorized to sign for the account

■

Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts

■

Letter of instruction

■

On the letter, the signature(s) of the trustee(s)

■

Copy of the trust document, certified within the past 12 months, or a John Hancock trust certification form

■

Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	■ Letter of instruction signed by surviving tenant(s) ■ Copy of the death certificate ■ Medallion signature guarantee, if applicable (see above) ■ Inheritance tax waiver, if applicable
Executors of shareholder estates

■

Letter of instruction signed by the executor

■

Copy of the order appointing executor, certified within the past 12 months

■

Medallion signature guarantee, if applicable (see above).

■

Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	■ Call Signature Services for instructions

Regular mail John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express delivery John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021	Website jhinvestments.com	EASI-Line (24/7 automated service) 800-597-1897	Signature Services, Inc. 888-972-8696

Retirement Living Portfolios—Your account 101

Transaction policies

Unless otherwise noted, in this section, references to a single fund apply equally to all of the funds.

Valuation of shares

The net asset value (NAV) per share for the fund and share class is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 P.M. Eastern time on each business day the NYSE is open). Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund's NAV is not calculated. The NAV for the fund is calculated based upon the NAVs of the underlying funds and other investments in which it invests. The prospectuses for the underlying funds explain the circumstances under which those underlying funds use fair-value pricing and the effects of doing so.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class. The current NAV of the fund is available on our website at jhinvestments.com.

Valuation of securities

Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the fund's Pricing Committee in certain instances pursuant to procedures established by the Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is valued at the price on the exchange where the security was acquired or most likely will be sold. Debt obligations are valued based on evaluated prices provided by an independent pricing vendor. Certain short-term securities purchased with an original or remaining maturity of 60 days or less remaining at par, are valued at amortized cost. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Exchange-traded options are valued at the mean of the most recent bid and ask prices. Futures contracts are valued at settlement prices. If settlement prices are not available, futures contracts may be valued using last traded prices. Shares of other open-end investment companies that are not ETFs (underlying funds) are valued based on the NAVs of such underlying funds.

If market quotations or official closing prices are not readily available or are otherwise deemed unreliable because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Trustees. The Trustees are assisted in their responsibility to fair value securities by the fund's Pricing Committee, and the actual calculation of a security's fair value may be made by the Pricing Committee acting pursuant to the procedures established by the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund's NAV reflects the fair market value of the fund's portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long- term shareholders. However, a security's valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding the fund's investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund's NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing jhinvestments.com, or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which names or mailing addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class R6 shares of one John Hancock fund for Class R6 shares of any other John Hancock fund or for John Hancock Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into John Hancock Money Market Fund Class A shares, shares may only be exchanged back to Class R6 shares.

In addition, (i) Trustees, (ii) employees of the advisor or its affiliates, and (iii) members of the fund's portfolio management team, may make a conversion of Class A shares also owned by the investor in the same fund to Class R6 shares of that fund.  Conversion of Class A shares to

102	Retirement Living Portfolios—Your account

Class R6 shares of the same fund in these particular circumstances does not cause the investor to recognize taxable gain or loss.  For further details, see "Additional information concerning taxes" in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

The fund may change or cancel its exchange policies at any time, upon 60 days' written notice to its shareholders. For further details, see "Additional services and programs" in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject, or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may, in its discretion, restrict, reject, or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund's portfolio, or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund's shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations, or U.S. Department of Labor regulations. Certain automated or preestablished exchange, asset allocation, and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control, or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial advisor, broker, retirement plan administrator, or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisors, brokers, retirement plan administrators, or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to

Retirement Living Portfolios—Your account 103

discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund's request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund's policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund's ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit, and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■

A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under "Valuation of securities" entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

■

A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

■

A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under "Valuation of securities" incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund's portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment- grade corporate issuers, or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply his or her name, residential address, date of birth, and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV, and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

■

after every transaction (except a dividend reinvestment) that affects your account balance

■

after any changes of name or address of the registered owner(s)

■

in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually, typically after the end of the fund's fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's

104	Retirement Living Portfolios—Your account

long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The holdings of each fund will be posted to the website, jhinvestments.com, no earlier than 15 days after each calendar month end, and will remain posted on the website for six months. The holdings of each fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund's fiscal year and on Form N-CSR as of the end of the second and fourth quarters of the fund's fiscal year. Each fund's Form N-CSR and Form N-Q will contain the fund's holdings as of the applicable fiscal quarter end. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the SAI.

Retirement Living Portfolios—Your account 105

For more information

Two documents are available that offer further information on the funds:

Annual/semiannual report to shareholders

Includes financial statements, a discussion of the market conditions, and investment strategies that significantly affected performance, as well as the auditor's report (in the annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of each fund and includes a summary of each fund's policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents or request other information

There are several ways you can get a current annual/semiannual report, prospectus, or SAI from John Hancock, request other information, or make inquiries:

Online: jhinvestments.com

By mail:
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

By phone: 888-972-8696

By EASI-Line: 800-597-1897

By TDD: 800-231-5469

You can also view or obtain copies of these documents through the SEC:

Online: sec.gov

By email (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

In person: at the SEC's Public Reference Room in Washington, DC

For access to the Reference Room call 202-551-8090.

© 2015 JOHN HANCOCK FUNDS, LLC LCR6PN 1-1-15, as revised 4-8-15 SEC file number: 811-21779